Share Capital, Premium and Other Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital, Premium and Other Reserves
14. SHARE CAPITAL, PREMIUM AND OTHER RESERVES
Share capital and share premium
LumiraDx Limited was incorporated on August 24, 2016 with an authorized share capital of 5,000,000 A Ordinary Shares of par value $0.001 each and 5,000,000 Common Shares of par value $0.001 each. On September 29, 2016, the Company acquired 100% of the issued share capital of LumiraDx Holdings Limited following the agreement of an Exchange Offer, which was effective from September 28, 2016. LumiraDx Limited acquired all shares in LumiraDx Holdings Limited, and in exchange LumiraDx Limited issued to the shareholders of LumiraDx Holdings Limited a corresponding number of shares on a share-for-share
basis.

Shares Authorized, Fully Paid and Allocated	A Ordinary Shares	A Ordinary Shares	Common Shares	Common Shares
	2020	2021	2020	2021
In issue at start of period	373,652	373,697	—	—
February Subdivision (220:1)	—	81,839,643	—	—
Issued for cash	45	104,200	—	—
Issued in other transactions	—	—	—	5,307,607
Merger Subdivision at the LMDX Conversion Factor (1.60806264:1)	—	78,446,580	—	4,796,852
Shares issued upon conversion of financial instruments	—	46,797,960	—	35,137,307

In issue at December—fully paid and allocated	373,697	207,562,080	—	45,241,766

On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis. In accordance with IAS 33, the earnings per share calculations have been presented for the stock split retrospectively. In connection with the merger, in order to achieve an exchange ratio of one LMDX common share for each CAH share, the Company effected a subdivision, immediately prior to the merger, of all issued, and authorized but unissued, LMDX ordinary shares and LMDX common shares at a ratio of 1.60806264:1.
During September 2021, the Company completed its merger (
Note
27) and all outstanding convertible instruments at the time of the merger converted into A ordinary and Common shares.
Translation reserve
The translation reserve comprises all foreign exchange differences arising since the date of incorporation from the translation of the financial statements of operations with functional currencies different from the Company.
Other reserves
Other reserves are comprised of warrants and debt conversion rights. On September 28, 2016, the Company amended its Secured Fixed Rate Loan Notes and granted the Acquisition Note Holder (
Note 17
) the right to convert 50% of the principal amount of the Acquisition Notes into A Ordinary Shares of the Company at a conversion prices of $611.63 per share. The issue date fair value of the loan conversion rights is included in Other reserves. In 2018, the Acquisition Note Holder converted 25% of the principal amount and the Company issued 1,586 A Ordinary shares. In 2019, the Acquisition Note Holder converted the remaining 25% of the principal amount and the Company issues 1,587 A Ordinary Shares.
During 2018, the Company issued 212,718 Preferred Shares (
Note 16
), which have been treated as a compound instrument in accordance with IFRS 9. The conversion feature of the Preferred Shares has been included in Other reserves at an issue date fair value of $47,264.
During 2019, as part of its senior debt offering, as described in
Note 17
, the Company issues 2,284 warrants to purchase it’s A Ordinary shares at a fixed price of $1,459.89 per share.
During 2019, the Company issued convertible notes (
Note 17
), which have been treated as a compound instrument in accordance with IFRS 9. The conversion feature of the convertible notes has been included in Other reserves at an issue date fair value of $17,065.
During 2020, as part of its 2020 Convertible Notes (
Note 17
) the Company issued 16,528 warrants to acquire Common Shares at a strike price of $1,793.38.
During October 2020, as part of its 2020 Senior Secured Loan (
Note 17
) the Company issued 1,000 warrants to acquire Common shares at a strike price of $4,644.96.
During March 2021, as part of its 2021 Senior Secured Loan (
Note
17) the Company issued the warrants to purchase up to 1,485,848 common shares at an exercise price equal to $10.00 per common share.